Trade Accounts Receivable (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Trade accounts receivable [Line Items]
Percentage of outstanding receivable	0.83%	1.80%	1.20%	1.30%